Advances from Customers	12 Months Ended
Sep. 30, 2023
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS

11. ADVANCES FROM CUSTOMERS

The amount of advances from customers consisted of the following:

	September 30, 2023	September 30, 2022
Amusement park card recharge	$5,732,349	$9,645,494
Total	$5,732,349	$9,645,494